Legal Proceedings and Related Matters (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Restitution Amount [Member] | Order Against David Lerner Associates, Inc. [Member]
Legal Proceedings and Related Matters (Details) [Line Items]
Loss Contingency, Damages Awarded, Value	$ 12,000,000
Amount Fined [Member] | Order Against David Lerner [Member]
Legal Proceedings and Related Matters (Details) [Line Items]
Loss Contingency, Damages Awarded, Value	$ 250,000
Order Against David Lerner Associates, Inc. and David Lerner [Member]
Legal Proceedings and Related Matters (Details) [Line Items]
Loss Contingency, Settlement Agreement, Terms	On October 22, 2012, the Financial Industry Regulatory Authority ("FINRA") issued an order against David Lerner Associates, Inc. ("DLA") and David Lerner, individually, requiring DLA to pay approximately $12 million in restitution to certain investors in Units of Apple REIT Ten, Inc. In addition, David Lerner, individually, was fined $250,000 and suspended for one year from the securities industry, followed by a two year suspension from acting as a principal. The Company relies on DLA for the administration of its Units and does not believe this settlement will affect the administration of its Units. The Company intends to continue to cooperate with regulatory or governmental inquiries.